Fair value measurement	12 Months Ended
Jun. 30, 2019
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Fair value measurement

Note 25. Fair value measurement

Fair value hierarchy

The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3: Unobservable inputs for the asset or liability

Consolidated - 2019	Level 1 A$’000	Level 2 A$’000	Level 3 A$’000	Total A$’000

Assets
Ordinary shares - listed	25	—	—	25
Contingent Consideration	—	—	143	143

Total Assets	25	—	143	168

Liabilities
Contingent Consideration	—	—	1,370	1,370

Total liabilities	—	—	1,370	1,370

Consolidated - 2018	Level 1 A$’000	Level 2 A$’000	Level 3 A$’000	Total A$’000

Assets
Ordinary shares - listed	3,680	—	—	3,680
Unlisted options	—	—	656	656

Total Assets	3,680		656	4,336

Liabilities
Contingent Consideration	—	—	2,558	2,558

Total liabilities	—	—	2,558	2,558

There were no transfers between levels during the financial year.

The fair value of contingent consideration related to the acquisition of Glioblast Pty Ltd and the licence agreement is estimated by probability-weighting the expected future cash outflows, adjusting for risk and discounting.

The effects on the fair value of risk and uncertainty in the future cash flows are dealt with by adjusting the estimated cash flows rather than adjusting the discount rate. The estimated cashflows were adjusted based on the directors’ assessment of achieving contracted milestones as disclosed in Note 19. The probabilities used fell in the range of 35% to 55% and were informed by generally accepted industry probabilities of drugs achieving certain milestones in their progression towards registration.